Consolidated Statements of Net Loss and Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Petroleum and natural gas sales	$ 1,820,751	$ 1,546,493
Royalties	(119,124)	(92,916)
Sales of purchased commodities	63,514	92,843
Petroleum and natural gas revenue	1,765,141	1,546,420
Expenses
Purchased commodities	63,514	92,843
Operating	508,521	446,173
Transportation	132,883	86,247
Equity based compensation	25,166	29,930
(Gain) loss on derivative instruments	(257,947)	107,540
Interest expense	132,748	84,606
General and administration	98,450	74,010
Foreign exchange loss	39,875	51,728
Other expense	5,497	13,101
Accretion	71,629	66,179
Depletion and depreciation	697,461	563,982
Impairment expense	572,159
Expenses	2,089,956	1,616,339
Loss from continuing operations before income taxes	(324,815)	(69,919)
Income tax expense (recovery)
Deferred	16,901	(51,875)
Current	23,089	78,125
Income tax expense	39,990	26,250
Net loss from continuing operations	(364,805)	(96,169)
Net (loss) earnings from discontinued operations	(288,796)	49,430
Net loss	(653,601)	(46,739)
Other comprehensive loss
Currency translation adjustments	149,155	23,004
Hedge accounting reserve, net of tax	1,321	5,284
Fair value adjustment on investment in securities, net of tax	(2,560)	(1,743)
Comprehensive loss	$ (505,685)	$ (20,194)
Net earnings (loss) per share
Continuing operations - basic (in dollars per share)	$ (2.37)	$ (0.61)
Discontinued operations - basic (in dollars per share)	(1.88)	0.31
Net loss per share - basic (in dollars per share)	(4.25)	(0.3)
Continuing operations - diluted (in dollars per share)	(2.37)	(0.61)
Discontinued operations - diluted (in dollars per share)	(1.88)	0.31
Net loss per share - diluted (in dollars per share)	$ (4.25)	$ (0.3)
Weighted average shares outstanding ('000s)
Basic (in shares)	153,863	158,068
Diluted (in shares)	153,863	158,068
Discontinued operations
Revenue
Petroleum and natural gas sales	$ 210,643	$ 434,914
Royalties	(40,591)	(85,034)
Petroleum and natural gas revenue	170,052	349,880
Expenses
Operating	59,115	121,740
Transportation	7,007	12,686
General and administration	20,367	25,493
Foreign exchange loss	308	(992)
Other expense	3,986
Accretion	4,235	8,362
Depletion and depreciation	45,926	119,258
Impairment expense	372,386
Expenses	513,330	286,547
Income tax expense (recovery)
Deferred	(54,482)	13,884
Current		19
Net (loss) earnings from discontinued operations	(288,796)	49,430
Continuing and discontinued operations
Revenue
Royalties		(177,950)
Petroleum and natural gas revenue		1,896,300
Expenses
Operating		567,913
Transportation		98,933
Equity based compensation		14,361
Interest expense		84,606
General and administration		99,503
Income tax expense (recovery)
Net loss	$ (653,601)	$ (46,739)